25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) T R
Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative instrument, Fair value	R$ 17,148
Commodity Price Risk [Member] | Cash Flow Hedges [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative instrument, Fair value	R$ (33,711)
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Non-Deliverable Forward - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2020
Quantity | T	27,950
Average rate | R	121.64
Derivative instrument, Fair value	R$ (532)
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Non-Deliverable Forward - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	87,915
Average rate | R	121.67
Derivative instrument, Fair value	R$ 400
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Non-Deliverable Forward - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	3rd Qtr. 2020
Quantity | T	54,985
Average rate | R	123.25
Derivative instrument, Fair value	R$ 64
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Collar - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	29,937
Average rate | R	125.42
Derivative instrument, Fair value	R$ (339)
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Non-Deliverable Forward - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	1st Qtr. 2020
Quantity | T	249,821
Average rate | R	178.06
Derivative instrument, Fair value	R$ (25,584)
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Non-Deliverable Forward - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	119,893
Average rate | R	183.32
Derivative instrument, Fair value	R$ (13,290)
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Collar - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	20,067
Average rate | R	147.63
Derivative instrument, Fair value	R$ 395
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Call - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	1st Qtr. 2020
Quantity | T	4,001
Average rate | R	683.76
Derivative instrument, Fair value	R$ 1,335
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Call - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	4,001
Average rate | R	690.65
Derivative instrument, Fair value	R$ 1,354
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Call - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2020
Quantity | T	2,001
Average rate | R	698.37
Derivative instrument, Fair value	R$ 663
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Call - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	4th Qtr. 2020
Quantity | T	1,000
Average rate | R	701.29
Derivative instrument, Fair value	R$ 334
Commodity Price Risk [Member] | Cash Flow Hedges [Member] | Collar - Buy [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	3,990
Average rate | R	651.07
Derivative instrument, Fair value	R$ 1,489
Commodity Price Risk [Member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative instrument, Fair value	R$ 10,073
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	1st Qtr. 2020
Quantity | T	2,000
Average rate | R	345.91
Derivative instrument, Fair value	R$ (42)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	1,994
Average rate | R	337.03
Derivative instrument, Fair value	R$ (184)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	3rd Qtr. 2020
Quantity | T	18,486
Average rate | R	335.97
Derivative instrument, Fair value	R$ (1,770)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	4th Qtr. 2020
Quantity | T	12,492
Average rate | R	338.57
Derivative instrument, Fair value	R$ (1,060)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2020
Quantity | T	624,044
Average rate | R	161.03
Derivative instrument, Fair value	R$ 8,915
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	3rd Qtr. 2020
Quantity | T	273,456
Average rate | R	157.78
Derivative instrument, Fair value	R$ (98)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	4th Qtr. 2020
Quantity | T	205,762
Average rate | R	159.03
Derivative instrument, Fair value	R$ 474
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2021
Quantity | T	6,515
Average rate | R	161.78
Derivative instrument, Fair value	R$ (3)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2020
Quantity | T	244,944
Average rate | R	153.54
Derivative instrument, Fair value	R$ 4,361
Commodity Price Risk [Member] | Fair Value Hedges [member] | Corn Future - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2020
Quantity | T	23,193
Average rate | R	758.22
Derivative instrument, Fair value	R$ (224)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Corn Future - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	2nd Qtr. 2020
Quantity | T	24,543
Average rate | R	735.57
Derivative instrument, Fair value	R$ (225)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Corn Future - Sell [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2020
Quantity | T	15,822
Average rate | R	658.66
Derivative instrument, Fair value	R$ (71)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2020
Notional	R$ 38,300
Average rate | R	4.0255
Derivative instrument, Fair value	R$ (25)
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2020
Notional	R$ 101,140
Average rate | R	4.1265
Derivative instrument, Fair value	R$ 7,885
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2020
Notional	R$ 49,362
Average rate | R	4.1820
Derivative instrument, Fair value	R$ 5,652
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2020
Notional	R$ 36,951
Average rate | R	4.1840
Derivative instrument, Fair value	R$ 3,473
Commodity Price Risk [Member] | Fair Value Hedges [member] | Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2021
Notional	R$ 1,054
Average rate | R	4.2682
Derivative instrument, Fair value	R$ 163